DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 27, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration			$ 161,000												$ 161,000
Disposal Group Including Discontinued Operation Working Capital Adjustments And Other Adjustments	$ 32,600									$ 32,600
Proceeds from Divestiture of Businesses										$ 667,400
Proceeds from Divestiture of Businesses, Net of Cash Divested											$ 645,500
Proceeds From Divestiture Of Businesses, Net Of Transaction Costs And Working Capital Adjustments											599,000
Disposal Group Including Discontinued Operations Transaction Costs											46,500
Goodwill impairment		$ 655,000	0	[1]	$ 453,100	$ 0		$ 0				$ 453,100		$ 0	453,100	$ 0
Sale of Capital Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax											$ (64,800)
Sale of Capital Services | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration																	$ 700,000
Anticipated income tax expense on transaction	$ 55,800													23,486	20,963	$ 32,051
Goodwill impairment		655,000
Unapproved change orders, claims, and incentives		$ 8,400	$ 14,600											8,400	$ 14,600
Revenue recognized for unapproved change orders, claims, and incentives														$ 7,700

[1]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).